Segment Reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting
Segment Reporting

Note 21 – Segment Reporting

The chief operating decision-maker organizes and manages the business under two operating segments, consisting of royalty, stream and working interests in each of the mining and energy sectors.

The Company’s reportable segments for purposes of assessing performance are presented as follows:

	2023			2022
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$1,011.3	$207.7	$1,219.0	$982.1	$333.6	$1,315.7

Expenses
Costs of sales	$166.6	$12.7	$179.3	$160.3	$16.6	$176.9
Depletion and depreciation	209.9	62.5	272.4	217.6	68.0	285.6
Segment gross profit	$634.8	$132.5	$767.3	$604.2	$249.0	$853.2

A reconciliation of total segment gross profit to consolidated net (loss) income before income taxes is presented below:

	2023	2022
Total segment gross profit	$767.3	$853.2

Other operating expenses (income)
General and administrative expenses	$24.5	$22.5
Share-based compensation expense	4.4	10.1
Impairment losses	1,173.3	—
Gain on sale of royalty interest	(3.7)	—
Gain on sale of gold bullion	(3.9)	(0.7)
Depreciation	0.7	0.6
Foreign exchange gain and other income	(14.4)	(3.6)
(Loss) income before finance items and income taxes	$(413.6)	$824.3

Finance items
Finance income	$52.3	$12.6
Finance expenses	(2.9)	(3.2)
Net (loss) income before income taxes	$(364.2)	$833.7

Revenues earned during the years ended December 31, 2023 and 2022 are presented by geographic area based on the location of the mining operations giving rise to the royalty, stream or working interest:

	2023	2022
Latin America
Panama	$248.9	$223.3
Peru	194.3	186.0
Chile	136.1	128.8
Brazil	35.1	40.7
Other	73.1	81.0
United States	208.0	327.5
Canada	177.1	205.9
Rest of World	146.4	122.5
	$1,219.0	$1,315.7

For the year ended December 31, 2023, two interests generated 20% and 11%, respectively, of the Company’s revenue, totaling $379.2 million. Comparatively, for the year ended December 31, 2022, two interests generated revenue of 17% and 10%, respectively, totaling $349.1 million.

Royalty, stream and working interests as at December 31, 2023 and 2022 are presented by geographic area based on the location of the mining operations giving rise to the royalty, stream or working interest.

	2023	2022
Latin America
Brazil	$726.2	$476.1
Peru	702.6	769.6
Chile	539.1	469.0
Panama	-	1,219.7
Other	139.1	138.8
United States	1,109.1	1,143.3
Canada	658.8	542.6
Rest of World	152.2	168.4
	$4,027.1	$4,927.5

Investments and a loan receivable of $279.3 million (2022 – Investments of $227.2 million) are held in Canada. Energy well equipment, included in other non-current assets, of $5.8 million (2022 - $5.6 million) is located in Canada.